Analysis by Operating Segment and Geographic Area - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [Line Items]
Percentage of revenue from major customer	100.00%	100.00%	100.00%
Operating revenues	$ 1,320.0	$ 1,195.5	$ 2,100.9
Customer A [Member]
Disclosure of major customers [Line Items]
Percentage of revenue from major customer	10.40%	6.70%	5.00%
Customer B [Member]
Disclosure of major customers [Line Items]
Percentage of revenue from major customer	8.60%	6.40%	4.90%
France [Member]
Disclosure of major customers [Line Items]
Operating revenues	$ 15.5